Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Time charter revenues (service element included)	$233,346	$237,387	$233,076
Bareboat revenues	45,235	45,115	45,115
Other revenues (loss of hire insurance recoveries and other income)	641	59	1,265
Total revenues	$279,222	$282,561	$279,456

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2021	264,937
2022	184,259
2023	99,805
2024	83,959
2025	58,366
2026 and thereafter	46,775
Total	$738,101

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2021	703
2022	703
2023	58
2024	58
2025	44
Total	$1,566
Less imputed interest	76
Carrying value of operating lease liabilities	$1,490